CAPITALIZATION - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Jun. 12, 2025 USD ($) tradingDay consecutiveTradingDay $ / shares	May 04, 2023 USD ($) series	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 04, 2025 USD ($)	Aug. 13, 2025 USD ($)	Dec. 05, 2024 USD ($)	Apr. 30, 2023	Jun. 30, 2013 USD ($)
Debt Instrument [Line Items]
FERC-defined equity to total capitalization ratio				35.00%
Preference shares outstanding (in shares) | shares				0	0
Preferred shares, outstanding (in shares) | shares				0	0
Face amount of loan									$ 700
Repayments of debt				$ 650	$ 500	$ 0
Environmental control bonds outstanding				156	188
2026 Convertible Notes | Unsecured Debt
Debt Instrument [Line Items]
Issuance interest rate										4.00%
Observation period (in trading days) | series		40
Number of trading days prior to maturity date | series		40
Convertible Notes 2026 | Convertible Debt
Debt Instrument [Line Items]
Repayments of debt			$ 1,200
3.625%, Convertible Notes Maturity 2029 | Convertible Debt
Debt Instrument [Line Items]
Face amount of loan	$ 1,350
3.875%, Convertible Notes Maturity 2031 | Convertible Debt
Debt Instrument [Line Items]
Face amount of loan	$ 1,150
Convertible Notes Maturity 2029 | Convertible Debt
Debt Instrument [Line Items]
Issuance interest rate	3.625%
Convertible Notes Maturity 2031 | Convertible Debt
Debt Instrument [Line Items]
Issuance interest rate	3.875%
Convertible Notes Maturity 2029 & 2031 | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, conversation price (in dollars per share) | $ / shares	$ 47.78
Debt instrument convertible premium	0.20
Number of trading days prior to maturity date	40
Redemption price, percentage	100.00%
Convertible Notes Maturity 2029 & 2031 | Convertible Debt | Debt Conversion Terms One
Debt Instrument [Line Items]
Debt instrument, convertible, threshold trading days | tradingDay	20
Debt instrument, convertible, threshold consecutive trading days | tradingDay	30
Debt instrument, convertible, threshold percentage of stock price trigger	130.00%
Convertible Notes Maturity 2029 & 2031 | Convertible Debt | Debt Conversion Terms Two
Debt Instrument [Line Items]
Debt instrument, convertible, threshold trading days | consecutiveTradingDay	5
Debt instrument, convertible, threshold consecutive trading days | consecutiveTradingDay	10
Threshold trading days measurement period | tradingDay	10
Debt instrument, measurement period percentage	98.00%
4.75%, $450 Million Notes Maturity 2033 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan								$ 450
Unsecured Senior Notes Due 2029 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan							$ 350
Unsecured Senior Notes Due 2031 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan							500
Unsecured Senior Notes Due 2036 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan							$ 500
Phase In Recovery Bonds
Debt Instrument [Line Items]
Long-term debt and other long-term obligations				$ 159	$ 175
Registered Shareholders, Directors and Employees of Subsidiaries
Debt Instrument [Line Items]
Consolidated tax benefit allocation (in shares) | shares				1,000,000	3,000,000	2,000,000
AGC
Debt Instrument [Line Items]
FERC-defined equity to total capitalization ratio				45.00%
FE | 4.00%, $1,500 Million Notes Maturity 2026 | Promissory Notes
Debt Instrument [Line Items]
Face amount of loan		$ 1,500
Ohio Funding Companies | Phase In Recovery Bonds
Debt Instrument [Line Items]
Face amount of loan											$ 445
First Energy [Member]
Debt Instrument [Line Items]
Environmental control bonds outstanding				$ 156	$ 188
Principal default amount specified in debt covenants				$ 100
First Energy [Member] | 2026 Convertible Notes | Unsecured Debt
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 1,480
First Energy [Member] | Convertible Notes 2026 | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, conversation price (in dollars per share) | $ / shares				$ 46.42
First Energy [Member] | Convertible Notes Maturity 2029 & 2031 | Convertible Debt
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 2,470
First Energy [Member] | Phase In Recovery Bonds
Debt Instrument [Line Items]
Long-term debt and other long-term obligations				$ 159	175
First Energy [Member] | Brookfield II
Debt Instrument [Line Items]
Gain (loss) from disposal of discontinued operation					$ 7,000